Acquisition - Pro Forma Results of Pperations (Details) - Accountable Health Solutions, Inc Asset Purchase Agreement [Member] - USD ($) $ in Thousands		12 Months Ended
	Apr. 17, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Pro forma revenues		$ 34,996
Pro forma net loss from continuing operations		(10,847)
Transaction costs in connection with acquisition	$ 800
Amortization Of Intangible Assets [Member]
Business Acquisition [Line Items]
Pre-tax adjustments for amortization of intangible assets		300
Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Transaction costs in connection with acquisition		$ 800